SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - segment	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Concentration Risk [Line Items]
Number of operating segments	1		1
Maximum
Concentration Risk [Line Items]
Percent of total net assets outside of the U.S. (as a percent)	10.00%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk			30.00%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk			20.00%
Accounts Receivable | Customer D
Concentration Risk [Line Items]
Concentration risk			17.00%
Accounts Receivable | Customers | Customer B
Concentration Risk [Line Items]
Concentration risk	15.00%		30.00%
Accounts Receivable | Customers | Customer C
Concentration Risk [Line Items]
Concentration risk	13.00%		20.00%
Accounts Receivable | Customers | Customer D
Concentration Risk [Line Items]
Concentration risk	36.00%		17.00%
Revenue | Customers | Customer A
Concentration Risk [Line Items]
Concentration risk	14.00%
Revenue | Customers | Customer E
Concentration Risk [Line Items]
Concentration risk	39.00%
Revenue | Customers | Customer F
Concentration Risk [Line Items]
Concentration risk		16.00%